Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
a)	Basis of Presentation and Consolidation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").The consolidated financial statements include the financial statements of the Company, all its majority-owned subsidiaries and those VIEs of which the Company is the primary beneficiary, from the dates they were acquired or incorporated. All intercompany balances and transactions have been eliminated in consolidation. In addition, the Group consolidates VIEs of which it is deemed to be the primary beneficiary and absorbs all of the expected losses and residual returns of the entity.

Use of Estimates, Policy [Policy Text Block]
b)	Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management of the Group to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant accounting estimates reflected in the Group’s consolidated financial statements included the valuation of deferred tax assets, valuation of goodwill and intangible assets for impairment analysis, allowance for doubtful receivables, fair values of the subsidiaries being transferred within the Group at the dates of transactions, the valuation of non-controlling interests acquired from related parties at acquisition dates, valuation of transfer pricing and fair value of share based compensation. Actual results could differ from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]
c)	Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of cash on hand, bank deposits and short-term, highly liquid investments that are readily convertible to known amounts of cash, and have insignificant risk of changes in value related to changes in interest rates.

In its capacity as an insurance agent and broker, the Group collects premiums from certain insureds and remits the premiums to the appropriate insurance companies. Accordingly, as reported in the consolidated balance sheets, "premiums" are receivables from the insureds. Unremitted net insurance premiums are held in a fiduciary capacity until disbursed by the Group. The Group invests these unremitted funds only in cash accounts held for a short term, and reports such amounts as restricted cash in the consolidated balance sheets. Also included in the restricted cash is a guarantee deposits required by China Insurance Regulatory Commission ("CIRC") in order to protect insurance premium appropriation by insurance agency of RMB7,930and RMB7,034 as of December 31, 2012 and 2013, respectively.

Short Term Investments [Policy Text Block]
d)	Short Term Investment

Short term investments are mainly available-for-sale investments in debt securities that do not have a quoted market price in an active market.  They are measured at costs which approximate their fair values in the consolidated balance sheets. The Group benchmark the costs against fair values of comparable investments as of balance sheet date, and categorized all fair value measures of short term investments as level 2 of the fair value hierarchy. No impairment loss on short term investments was identified for each of the years ended December 31, 2012 and 2013.

Receivables, Policy [Policy Text Block]
e)	Accounts Receivable and Insurance Premium Receivables

Accounts receivable are recorded at the invoiced amount and do not bear interest. Accounts receivable represent fees receivable on agency, brokerage and claims adjusting services primarily from insurance companies. Amounts collected on accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The allowance for doubtful accounts is the Group’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. The Group determines the allowance based on historical write-off experience. The Group reviews its allowance for doubtful accounts regularly. Past due balances over 90 days and over a specified amount are reviewed individually for collectability.

Accounts receivable, net is analyzed as follows:

	As of December 31,
	2012	2013
	RMB	RMB
Accounts receivable	206,147	212,137
Allowance for doubtful accounts	(9,903)	(12,655)
Accounts receivable, net	196,244	199,482

The following table summarizes the movement of the Group's allowance for doubtful accounts:

	2011	2012	2013
	RMB	RMB	RMB
Balance at the beginning of the year	5,790	9,348	9,903
Provision for doubtful accounts	3,572	4,523	5,303
Write-offs	(14)	(3,968)	(2,551)
Balance at the ending of the year	9,348	9,903	12,655

Insurance premium receivables consist of insurance premium to be collected from insured, and is recorded at the invoiced amount and do not bear interest. Amounts collected on insurance premium receivables are included in net cash provided by operating activities in the consolidated statements of cash flows.

Property, Plant and Equipment, Policy [Policy Text Block]
f)	Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives, taking into account residual value:

	Estimated useful life (Years)			Estimated residual value
Building		36			0%
Office equipment, furniture and fixtures	3	-	5	0%	-	3%
Motor vehicles	5	-	10	0%	-	3%
Leasehold improvements		5			0%

The depreciation methods and estimated useful lives are reviewed regularly. The following table summarizes the depreciation recognized in the consolidated statement of income (loss) and comprehensive income (loss):

	2011	2012	2013
	RMB	RMB	RMB
Commission and fees under operating costs	6,776	3,585	4,988
Selling expenses	1,937	1,880	1,636
General and administrative expenses	17,472	20,884	24,629
Net income from discontinued operations	1,185	—	—
Depreciation for the year	27,370	26,349	31,253

Goodwill and Intangible Assets, Policy [Policy Text Block]
g)	Goodwill and Other Intangible Assets

Goodwill represents the excess of costs over fair value of net assets of businesses acquired. Goodwill is not amortized, but is tested for impairment at the reporting unit level at least on an annual basis at the balance sheet date or more frequently if certain indicators arise. The Group operated in three reporting units for the year ended December 31, 2011, 2012 and 2013. The goodwill impairment review is a two-step process. Step 1 consists of a comparison of the fair value of a reporting unit with its carrying amount. An impairment loss may be recognized if the review indicates that the carrying value of a reporting unit exceeds its fair value. Estimates of fair value are primarily determined by using discounted cash flows. If the carrying amount of a reporting unit exceeds its fair value, step 2 requires the fair value of the reporting unit to be allocated to the underlying assets and liabilities of that reporting unit, resulting in an implied fair value of goodwill. If the carrying amount of the goodwill of the reporting unit exceeds the implied fair value, an impairment charge is recorded equal to the excess of the carrying amount over the implied fair value.

The impairment review is highly judgmental and involves the use of significant estimates and assumptions. These estimates and assumptions have a significant impact on the amount of any impairment charge recorded. Discounted cash flow methods are dependent upon assumptions of future sales trends, market conditions and cash flows of each reporting unit over several years. Actual cash flows in the future may differ significantly from those previously forecasted. Other significant assumptions include growth rates and the discount rate applicable to future cash flows.

In 2011, management compared the carrying value of each reporting unit, inclusive of assigned goodwill, to its respective fair value – step 1 of the two-step impairment test. The fair values of all reporting units were estimated by using the income approach. Based on this quantitative test, it was determined that the fair value of the reporting unit, life insurance ("Life"), exceeded its carrying amount and, therefore, step 2 of the two-step goodwill impairment test was unnecessary. However, it was determined that the fair values of reporting units, property and casualty insurance services ("P&C") and insurance claims adjusting services ("Claims Adjusting"), were less than their carrying amount and, therefore step 2 of the goodwill impairment test was performed to measure the amount of impairment for the reporting units, P&C and Claims Adjusting. For the step 2 goodwill impairment test, implied fair value of the goodwill of the reporting units, P&C and Claims Adjusting are determined by assigning the fair value of the reporting unit used in step 1 to all assets and liabilities of that reporting unit as if the report unit has been acquired in business combination. The implied fair value of goodwill is compared with the carrying amount of goodwill to determine whether the goodwill is impaired and impairment loss is recognized. The fair value has been determined using cash flow projections based on financial budgets approved by management covering a five-year period, and discount rate of 22%, 25% and 27% for P&C, Life and Claims Adjusting, respectively. Cash flows beyond the 5-year period are extrapolated using a steady 3% growth rate. Other key assumptions relate to the estimation of cash inflows/outflows which include budgeted revenue and gross margin, such estimations are based on the unit’s past performance and management’s expectations for the market development. As a result, a goodwill impairment loss of RMB1,000,705 was recorded for the year ended December 31, 2011 in relation to the P&C and Claims Adjusting reporting units.

In 2012 and 2013, management compared the carrying value of each reporting unit, inclusive of assigned goodwill, to its respective fair value which is the step one of the two-step impairment test. The fair value of all reporting units was estimated by using the income approach. Based on this quantitative test, it was determined that the fair value of each reporting unit tested exceeded its carrying amount and, therefore, step 2of the two-step goodwill impairment test was unnecessary. The management concluded that goodwill was not impaired as of December 31, 2012 and 2013.

Identifiable intangibles assets are required to be determined separately from goodwill based on their fair values. In particular, an intangible asset acquired in a business combination should be recognized as an asset separate from goodwill if it satisfies either the “contractual-legal” or “separability” criterion. Intangible assets with a finite economic life are carried at cost less accumulated amortization. Amortization for identifiable intangibles assets of customer relationship is computed using the accelerated method, while amortization for other identifiable intangibles assets is computed using the straight-line method over the intangible assets' economic lives. Intangible assets with indefinite economic lives are not amortized but carried at cost less any subsequent accumulated impairment losses. If an intangible asset that is not being amortized is subsequently determined to have a finite economic life, it will be tested for impairment and then amortized prospectively over its estimated remaining economic life and accounted for in the same manner as other intangible assets that are subject to amortization. Intangible assets with indefinite economic lives are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired.

Separately identifiable intangible assets consist of brand name, trade name, customer relationship, non-compete agreement, agency agreement and license, and software and system.

The intangible assets, net consisted of the following:

				As of December 31, 2012
	Useful life (Years)			Cost	Accumulated amortization	Accumulated Impairment loss	Net carrying values
				RMB	RMB	RMB	RMB
Brand name		Indefinite		24,091	—	(20,384)	3,707
Trade name	9.4	to	10	8,898	(1,984)	—	6,914
Customer relationship	4.6	to	9.8	54,706	(33,684)	(5,760)	15,262
Non-compete agreement	3	to	6.25	68,215	(27,080)	(34,692)	6,443
Agency agreement and license	4.6	to	9.8	16,004	(8,222)	(581)	7,201
Software and system	5	to	10	5,740	(2,487)	—	3,253
				177,654	(73,457)	(61,417)	42,780

				As of December 31, 2013
	Useful life (Years)			Cost	Accumulated amortization	Accumulated Impairment loss	Net carrying values
				RMB	RMB	RMB	RMB
Brand name		Indefinite		24,091	—	(20,384)	3,707
Trade name	9.4	to	10	8,898	(2,925)	—	5,973
Customer relationship	4.6	to	9.8	54,706	(39,738)	(5,760)	9,208
Non-compete agreement	3	to	6.25	68,215	(29,835)	(34,692)	3,688
Agency agreement and license	4.6	to	9.8	16,004	(10,989)	(581)	4,434
Software and system	5	to	10	5,740	(3,635)	—	2,105
				177,654	(87,122)	(61,417)	29,115

Aggregate amortization expenses for intangible assets were RMB26,454, RMB15,285 and RMB13,665 for the years ended December 31, 2011, 2012 and 2013, respectively, of which RMB326, nil and nil were recorded in discontinued operations for the years ended December 31, 2011, 2012 and 2013, respectively.

Impairment of intangible assets with definite lives

The Group evaluates the recoverability of identifiable intangible assets with determinable useful lives, whenever events or changes in circumstances indicate that these assets’ carrying amounts may not be recoverable.  The Group measures the carrying amount of identifiable intangible asset with determinable useful live against the estimated undiscounted future cash flows associated with it.  Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated.  Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value.  Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows.  The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated.  These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.  During the years ended December 31, 2011, 2012 and 2013, the Group recognized RMB36,433, nil and nil, respectively, of impairment losses on identifiable intangible assets with determinable useful lives.

Impairment of indefinite-lived intangible assets

An intangible asset that is not subject to amortization is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the asset might be impaired.  Such impairment test is to compare the fair values of assets with their carrying amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values.  The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies.  Significant assumptions are inherent in this process, including estimates of discount rates or market price.  Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets.  Market prices are based on potential purchase quote from third party, if any.  During the years ended December 31, 2011, 2012 and 2013, the Group recognized RMB20,384, nil and nil, respectively, of impairment losses on its indefinite-lived intangible assets.

The estimated amortization expenses for the next five years are: RMB13,057 in 2014, RMB8,262 in 2015, RMB941 in 2016, RMB941 in 2017 and RMB941 in 2018, and an aggregate amount of RMB1,266 in years thereafter.

Other Receivables And Other Current Assets [Policy Text Block]
h)	Other Receivables and Other Current Assets

Other receivables and other current assets mainly consist of receivables from third parties, advances, deposits, interest receivables, value-added tax recoverable and prepaid expenses.

Equity Method Investments, Policy [Policy Text Block]
i)	Investment in Affiliates
Investments in affiliates are accounted for using the equity method. The Group does not control the affiliates but exerts significant influence over them.
Cost Method Investments, Policy [Policy Text Block]
j)	Other Non-current Assets

Other non-current assets represent investments in equity security of private companies which the group owes equity interest of less than 20%, over which the Group exerts no significant influence and are measured initially at cost.  As of December 31, 2012, the other non-current assets also include dividend receivable from Datong of RMB7,561, recorded at amortized cost after discounting with the effective interest rate. As of December 31, 2013, dividend receivable from Datong of RMB7,561 was fully impaired.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
k)	Impairment of Long-Lived Assets

Property, plant, and equipment, and purchased intangible assets with definite life, subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset.

Insurance Premium Payables [Policy Text Block]
l)	Insurance Premium Payables
Insurance premium payables are insurance premiums collected on behalf of insurance companies but not yet remitted as of the balance sheet dates.
Income Tax, Policy [Policy Text Block]
m)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carryforwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
n)	Share-based Compensation

Employee share-based compensation

All forms of share-based payments to employees, including employee stock options and employee stock purchase plans, are treated the same as any other form of compensation by recognizing the related cost in the consolidated statement of income (loss) and comprehensive income (loss). Compensation cost related to employee stock options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the service period, which is usually the vesting period. If an award requires satisfaction of one or more performance, or service conditions (or any combination thereof), compensation cost is recognized if the requisite service is rendered, and no compensation cost is recognized if the requisite service is not rendered. The Group recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, provided that the amount of compensation cost recognized at any date must at least equal the portion of the grant-date value of the award that is vested at that date. For awards with both service and performance conditions, if each tranche has an independent performance condition for a specified period of service, the Group recognizes the compensation cost of each tranche as a separate award on a straight-line basis; if each tranche has performance conditions that are dependent of activities that occur in the prior service periods, the Group recognizes the compensation cost on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards. No compensation cost is recognized for instruments that employees forfeit because a service condition or a performance condition is not satisfied.

Non-employee share-based compensation

Share-based compensation related to non-employees is recognized as compensation expenses ratably over the requisite service periods. The Group measures the cost of non-employee services received in exchange for share-based compensation based on the fair value of the equity instruments issued. The Group measures the fair value of the equity instruments in these transactions on the measurement date, which is determined as the earlier of the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or the date at which the counterparty’s performance is complete.  The quantity and terms of the equity instruments issued to non-employees are not known up front as they are dependent upon counterparty performance conditions, the Group measures the equity instruments at their then-current lowest aggregate fair value at each reporting dates, and attributes the changes in those fair values over the future services period until the measurement date has been established.

Cancellation and modification

A cancellation of an award that is not accompanied by the concurrent grant of (or offer to grant) a replacement award or other valuable consideration shall be accounted for as a repurchase for no consideration. Accordingly, any previously unrecognized compensation cost shall be recognized at the cancellation date.

A modification of the terms or conditions of an equity award shall be treated as an exchange of the original award for a new award. The incremental compensation of a modification is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the share price and other pertinent factors at that date. Total recognized compensation cost for an equity award shall at least equal the fair value of the award at the grant date unless at the date of the modification the performance or service conditions of the original award are not expected to be satisfied.

The Group uses the Black-Scholes or the Binominal option-pricing model to determine the fair value of stock options. Determining the value of share-based compensation expense in future periods requires the input of highly subjective assumptions, including estimated forfeitures and the price volatility of the underlying shares. The Group estimates the forfeitures of the shares based on past employee retention rates and its expectations of future retention rates, and prospectively revises the forfeiture rates based on actual history. The share compensation charges may change based on changes to the actual forfeitures. The actual share-based compensation expenses may be materially different from the current expectations.

Share-based compensation expenses of RMB57,003, RMB66,878 and RMB45,317 for the years ended December 31, 2011, 2012 and 2013, respectively, were included in the general and administrative expenses.

Pension and Other Postretirement Plans, Policy [Policy Text Block]
o)	Employee Benefit Plans

As stipulated by the regulations of the PRC, the Group’s subsidiaries and VIEs in the PRC participate in various defined contribution plans organized by municipal and provincial governments for its employees. The Group is required to make contributions to these plans at a percentage of the salaries, bonuses and certain allowances of the employees. Under these plans, certain pension, medical and other welfare benefits are provided to employees. The Group has no other material obligation for the payment of employee benefits associated with these plans other than the annual contributions described above. The contributions are charged to the consolidated statement of income (loss) and comprehensive income (loss) as they become payable in accordance with the rules of the above mentioned defined contribution plans.

Revenue Recognition, Policy [Policy Text Block]
p)	Revenue Recognition

The Group’s revenue is derived principally from the provision of insurance brokerage, agency, claims adjusting services and wealth management products. The Group recognizes revenue when all of the following have occurred: persuasive evidence of an agreement with the insurance companies or insurance agencies exists, services have been provided, the fees for such services are fixed or determinable and collect ability of the fee is reasonably assured.

Insurance agency and brokerage services are considered to be rendered and completed, and revenue is recognized, at the time an insurance policy becomes effective, that is, when the signed insurance policy is in place and the premium is collected from the insured. The Group has met all the four criteria of revenue recognition when the premiums are collected by the Group or the respective insurance companies and not before, because collectability is not ensured until receipt of the premium. Accordingly, the Group does not accrue any commission and fees prior to the receipt of the related premiums. No allowance for cancellation has been recognized as the management of the Group estimates, based on its past experience that the cancellation of policies rarely occurs.  Any subsequent commission adjustments in connection with policy cancellations which have been deminims to date are recognized upon notification from the insurance carriers. Actual commission and fee adjustments in connection with the cancellation of policies were 0.1% and 0.2% of the total commission and fee revenues as of December 31, 2012 and 2013, respectively. For property insurance and life insurance, agency and brokerage companies may receive a performance bonus from insurance companies as agreed and per contract provisions. Once an agency and brokerage company achieves its performance target, typically a certain sales volume, the bonus will become due. The bonus amount is computed based on the insurance premium amount multiplied by an agreed-upon percentage. The contingent commissions are recorded when a performance target is being achieved. Insurance claims adjusting services are considered to be rendered and completed, and revenue is recognized at the time loss adjusting reports are confirmed being received by insurance companies. The Group has met all the four criteria of revenue recognition when the service is provided and the loss adjusting report is accepted by insurance companies. The Group does not accrue any service fee before the receipt of an insurance company’s acknowledgement of receiving the adjusting reports. Any subsequent adjustments in connection with discounts which have been de minims to date are recognized in revenue upon notification from the insurance companies.  Commission revenues earned from distribution of wealth management products are recorded when the products have been sold to customers, at which time the Group has fulfilled all its services obligations.

Other service fees include revenue from the provision of IT services and insurance-related services, such as driver’s license renewal and annual inspection for the insured. Revenue is recognized when the services are rendered.

The Group presents revenue net of sales taxes incurred. The sales taxes amounted to RMB113,447, RMB99,001 and RMB99,931 for the years ended December 31, 2011, 2012 and 2013, respectively, of which RMB4,537 was related to discontinued operations for the years ended December 31, 2011. According to the Announcement on the VAT Reform Pilot Program of the Transportation and Selected Modern Service Sectors issued by the State Tax Bureau in July 2013, the transportation and some selected modern service sectors, including research and development (R&D) and technical services, information technology services, cultural creative services, logistics support services, tangible personal property leasing services, and assurance and consulting service, should pay value-added tax instead of business tax based on a predetermined timetable (hereinafter referred to as the “VAT Reform”), effective September 1, 2012 for entities in Beijing and November 1, 2012 for entities in Guangdong. A total of seven subsidiaries or VIEs in the Group that engage in consulting and information technology services met the VAT Reform requirements, and have started to pay value-added tax since the respectively effective days. Total Value-added taxes paid by the Group during the year ended December 31, 2013 amounted to RMB12,013.

Business Combinations Policy [Policy Text Block]
q)	Contingent Consideration

The Group recognizes all the assets acquired and liabilities assumed in a business combination at the acquisition-date fair values, which will include an estimation of the fair value of contingent consideration payables if any. Subsequent changes in the fair value of contingent consideration payables will be recorded in the consolidated statement of income (loss) and comprehensive income (loss) when incurred. No change in fair value of contingent consideration payable was charged to consolidated statement of income (loss) and comprehensive income (loss) for the years ended December 31, 2011, 2012 and 2013.

The selling shareholders of the acquired entities agreed to return part of considerations to the Group, if certain performance criteria cannot be met. The fair value of such contingent arrangements was charged to consolidated statement of income (loss) and comprehensive income (loss) in the amount ofRMB12,500, RMB4,500 and nil for the years ended December 31, 2011, 2012 and 2013, respectively.

Fair Value of Financial Instruments, Policy [Policy Text Block]
r)	Fair Value of Financial Instruments.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.  The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1-inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3-inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Financial instruments primarily consist of cash and cash equivalents, restricted cash, short term investments, accounts receivable, insurance premium receivables, other receivables, accounts payable, other payables, amounts due from (to) related parties and insurance premium payables. The carrying values of these financial instruments, except for short-term investments, approximate their fair values because of their general short maturities.

Measured at fair value on a recurring basis

The Group measured its short-term investments at fair value on a recurring basis as of December 31, 2012 and 2013.

Short-term investments are measured at costs which approximate their fair values in the consolidated balance sheets. The Group benchmarks the costs against fair values of comparable investments as of balance sheet date, and categorized all fair value measures of short term investments as Level 2 of the fair value hierarchy. The fair value of the Company's short-term investments measured at recurring basis was RMB600 and RMB253,900, as of December 31, 2012 and 2013 respectively, all classified as Level 2 with fair value measurement at reporting date using significant other observable inputs.

The Group did not have Level 3 investments as of December 31, 2012 and 2013.

Measured at fair value on a non-recurring basis

Goodwill and intangible assets are measured at fair value on a nonrecurring basis and they are recorded at fair value only when impairment is recognized.

The Group measures certain assets, including the cost method investments, equity method investments and intangible assets, at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of these investments and intangible assets are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc.  An impairment charge to these investments is recorded when the cost of the investment exceeds its fair value and this condition is determined to be other-than-temporary, and impairment charge to the intangible assets is recorded when their carrying amounts may not be recoverable.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
s)	Foreign Currencies

The functional currency of the Company is the United States dollar ("USD"). Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income or loss in the consolidated statements of income (loss) and comprehensive income (loss). The Group has chosen the Renminbi ("RMB") as their reporting currency.

The functional currency of the most of the Company’s subsidiaries and VIEs is RMB. Transactions in other currencies are recorded in RMB at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into RMB at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are recorded in the consolidated statements of income (loss) and comprehensive income (loss).

Foreign Currency Risk [Policy Text Block]
t)	Foreign Currency Risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and international economic and political developments that affect supply and demand in the China Foreign Exchange Trading System market of cash and cash equivalents. The Group had aggregate amounts of RMB2,484,234 and RMB2,262,712 of cash and cash equivalents denominated in RMB as of December 31, 2012 and 2013, respectively.

Translation Into United States Dollars [Policy Text Block]
u)	Translation into United States Dollars

The consolidated financial statements of the Group are stated in RMB. Translations of amounts from RMB into U.S. dollars are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.0537, representing the noon buying rate in the City of New York for cable transfers of RMB on December 31, 2013, as set forth in H.10 statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into U.S. dollars at that rate on December 31, 2013, or at any other rate.

Segment Reporting, Policy [Policy Text Block]
v)	Segment Reporting

The Group distributes a variety of property and casualty, and life insurance products underwritten by domestic and foreign insurance companies operating in the PRC, and provides insurance claims adjusting services as well as other insurance-related services and distribution of wealth management products. For the periods presented, the Group operated three operating segments: (1) property and casualty insurance ("P&C"), (2) life insurance ("Life"), and (3) insurance claims adjusting services ("Claims Adjusting"). Details of these operating segments are described in note 22. Operating segments are defined as components of an enterprise about which separate financial information is available and evaluated regularly by the Group's chief operating decision maker in deciding how to allocate resources and in assessing performance.

Substantially all revenues are derived in the PRC and all long-lived assets are located in the PRC.

Earnings Per Share, Policy [Policy Text Block]
w)	Earnings per Share ("EPS") or ADS

Basic EPS is calculated by dividing the net income available to common shareholders by the weighted average number of ordinary shares /ADS outstanding during the year. Diluted EPS is calculated by using the weighted average number of ordinary shares /ADS outstanding adjusted to include the potentially dilutive effect of outstanding share-based awards, unless their inclusion in the calculation is anti-dilutive.

Advertising Costs, Policy [Policy Text Block]
x)	Advertising Costs

Advertising costs are expensed as incurred. Advertising costs amounted to RMB2,188, RMB5,048 and RMB5,724 for the years ended December 31, 2011, 2012 and 2013, respectively, of which RMB87was related to discontinued operations for the years ended December 31, 2011.

Lease, Policy [Policy Text Block]
y)	Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of income (loss) and comprehensive income (loss) over the lease period.

Stockholders' Equity, Policy [Policy Text Block]
z)	Accumulated Other Comprehensive Income (Loss)

The Group presents comprehensive income in the consolidated statements of income (loss) and comprehensive income (loss) with net income in a continuous statement.

Accumulated other comprehensive income (loss) represents foreign currency translation adjustments for the period.

New Accounting Pronouncements, Policy [Policy Text Block]
aa)	Recently Issued Accounting Standards

In February 2013, the FASB has issued an authoritative pronouncement related to obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. The pronouncement provides guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this pronouncement is fixed at the reporting date, except for obligations addressed within existing guidance in U.S. GAAP. The guidance requires an entity to measure those obligations as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. The guidance in this pronouncement also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The amendments in this Accounting Standards Updates ("ASU") should be applied retrospectively to all prior periods presented for those obligations resulting from joint and several liability arrangements within the scope that exist at the beginning of an entity’s fiscal year of adoption. An entity may elect to use hindsight for the comparative periods (if it changed its accounting as a result of adopting the amendments in this pronouncement) and should disclose that fact. Early adoption is permitted. The Group does not expect the adoption of this pronouncement to have a significant impact on its consolidated financial condition or results from operations.

In March 2013, the FASB has issued an authoritative pronouncement related to parent's accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment. Additionally, the amendments in this pronouncement clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events. The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity’s fiscal year of adoption. The Group is in the process of assessing the impact of adoption of this pronouncement on its consolidated financial condition or results from operations.

In July 2013, the FASB issued a pronouncement which provides guidance on financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The FASB’s objective in issuing this ASU is to eliminate diversity in practice resulting from a lack of guidance on this topic in current U.S. GAAP.  The amendments in this ASU state that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. This ASU applies to all entities that have unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists at the reporting date. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The Group expects that the adoption of this pronouncement will change the presentation of deferred tax assets and other tax liabilities on its consolidated balance sheets.